Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.81%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		977	$97,964
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,976	95,361
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,649	47,673
Vanguard Short-Term Treasury ETF (a)............................................................................		1,651	95,411
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $340,430)			336,409
		Notional
PURCHASED OPTIONS - 128.89% (b)(c)	Contracts	Amount

CALL OPTIONS - 97.85%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $421.01.......................................	15	$537,840	17,196
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.42..........................................	24	860,544	853,384
PUT OPTIONS - 31.04%			870,580

iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.55...................	85	870,825	105,428
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price
$108.15................................................................................................................	87	891,315	74,738
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $378.91.......................................	24	860,544	91,494
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $168.83.......................................	24	860,544	4,558
TOTAL PURCHASED OPTIONS (Cost $1,189,141)			276,218
			1,146,798
Total Investments (Cost $1,529,571) - 166.70%............................................................			1,483,207
Liabilities in Excess of Other Assets - (66.70)%.............................................................			(593,532)
....................................................................................TOTAL NET ASSETS - 100.00%			$889,675

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,409.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	8/10/2023	$168.83	24	$(860,544)	$(465,873)
PUT OPTIONS					(465,873)

iShares 20+ Year Treasury Bond ETF...............	8/10/2023	$117.42	85	(870,825)	(141,136)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	8/10/2023	$113.84	87	(891,315)	(107,509)
S&P 500® Mini Index...................................	8/10/2023	$421.01	24	(860,544)	(148,739)
TOTAL OPTIONS WRITTEN (Premiums Received $799,436)					(397,384)
					$(863,257)